Report of the directors financial review risk report - Own funds (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Common equity tier 1 capital: regulatory adjustments [Abstract]
Common equity tier 1 capital before regulatory adjustments	£ 167,958	£ 172,987
Total regulatory adjustments to common equity tier 1	(40,266)	(40,394)
Common equity tier 1 capital	127,692	132,593
Additional tier 1 capital before regulatory adjustments	23,722	20,874
Total regulatory adjustments to additional tier 1 capital	(70)	(70)
Additional tier 1 capital	23,652	20,804
Tier 1 capital	151,344	153,397
Tier 2 capital before regulatory adjustments	29,142	30,167
Total regulatory adjustments to tier 2 capital	(1,710)	(1,193)
Tier 2 capital	27,432	28,974
Total capital	£ 178,776	£ 182,371
Capital ratios
Common equity tier 1 ratio	14.10%	14.90%
Tier 1 ratio	16.70%	17.30%
Total capital ratio	19.70%	20.50%